CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 80,378	$ 73,431
Restricted cash	269,593	375,865
Inventories	170,371	121,361
Total current assets	809,369	911,089
Non-current assets
Restricted cash	209,490	100,981
Loan receivable from a related party	$ 368,584	$ 351,486
Financing Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related party	Related party
Property, equipment and software, net	$ 177,600	$ 226,891
Intangible assets	116,372	116,475
Long-term investments	58,298	48,004
Operating lease right-of-use assets	96,879	118,845
Total non-current assets	1,094,677	1,041,659
Total assets	1,904,046	1,952,748
Current liabilities
Shortterm borrowings	1,266,520	1,263,707
Total current liabilities	2,519,041	2,398,078
Noncurrent liabilities
Contract liabilities - third parties	7,578	7,458
Warrant liabilities	845	800
Exchangeable notes		128,852
Long-term borrowings	204,644	98,254
Deferred income	330,334	311,912
Deferred tax liabilities		698
Total noncurrent liabilities	713,772	884,916
Total liabilities	3,232,813	3,282,994
Commitments and contingencies (Note 23)
SHAREHOLDERS' DEFICIT
Ordinary shares (US$0.00001 par value per share, 5,000,000,000 shares authorized as of June 30, 2026 and December 31, 2025; 711,576,295 and 707,196,733 shares issued as of June 30, 2026 and December 31, 2025, respectively; 646,893,910 and 640,672,331 shares outstanding as of June 30, 2026 and December 31, 2025, respectively)	7	7
Treasury stock	(130,921)	(138,397)
Additional paid-in capital	2,118,617	1,933,992
Accumulated other comprehensive income	(4,772)	39,818
Accumulated deficit	(3,308,860)	(3,157,918)
Total shareholders' deficit attributable to ordinary shareholders	(1,325,929)	(1,322,498)
Noncontrolling interests	(2,838)	(7,748)
Total shareholders' deficit	(1,328,767)	(1,330,246)
Total liabilities and shareholders' deficit	1,904,046	1,952,748
Nonrelated Party
Current assets
Accounts receivable, net	30,584	36,850
Prepayments and other current assets, net	85,925	77,570
Non-current assets
Other non-current assets	66,867	78,408
Current liabilities
Shortterm borrowings	402,744	479,419
Accounts payable	23,666	55,032
Contract liabilities - third parties	26,598	18,459
Operating lease liabilities - third parties	9,146	11,598
Accrued expenses and other current liabilities	215,523	251,361
Noncurrent liabilities
Contract liabilities - third parties	7,578	7,458
Operating lease liabilities	47,653	57,576
Convertible notes	61,972	73,226
Other non-current liabilities	58,527	125,004
Related party
Current assets
Accounts receivable, net	59,734	114,126
Prepayments and other current assets, net	112,784	111,886
Non-current assets
Loan receivable from a related party	368,584	351,486
Other non-current assets	587	569
Current liabilities
Shortterm borrowings	863,776	784,288
Accounts payable	633,627	458,189
Accrued expenses and other current liabilities	136,886	213,529
Convertible notes	207,075	126,203
Noncurrent liabilities
Operating lease liabilities	$ 2,219	3,105
Convertible notes		77,175
Other non-current liabilities		$ 856